[LOGO]                                               MONY LIFE INSURANCE COMPANY
                                                     1290 Avenue of the Americas
                                                     New York NY 10104

                                                     Dodie Kent
                                                     Vice President and
                                                     Associate General Counsel
                                                     212-314-3970
                                                     Fax: 212-314-3959

September 8, 2008

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY Variable Account A (the "Registrant")
           Registration Nos. 333-72714 and 811-06218; 333-92320 and 811-06218;
           333-92312 and 811-06218; 333-72259 and 811-06218; 033-37722 and
           811-06218; 033-37718 and 811-06218; and 033-38299 and 811-06218 (MONY
           Variable Annuity; MONY L Variable Annuity; MONY C Variable Annuity; MONY Custom Master; The MONYMaster, FPVA II; The ValueMaster; The MONYMaster, FPVA I; respectively.)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2008 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - UNDERLYING FUNDS:
    -  AIM V.I. Financial Services Fund
    -  AIM V.I. Global Health Care Fund
    -  AIM V.I. Technology Fund

o   AXA PREMIER VIP TRUST - UNDERLYING FUNDS:
    -  AXA Aggressive Allocation Portfolio
    -  AXA Conservative Allocation Portfolio
    -  AXA Conservative-Plus Allocation Portfolio
    -  AXA Moderate Allocation Portfolio
    -  AXA Moderate-Plus Allocation Portfolio
    -  Multimanager High Yield Portfolio
    -  Multimanager Small Cap Growth Portfolio

o   DREYFUS STOCK INDEX FUND, INC.
    -  Dreyfus Stock Index Fund, Inc.

o   EQ ADVISORS TRUST - UNDERLYING FUNDS:
    -  All Asset Allocation Portfolio
    -  EQ/AllianceBernstein Small Cap Growth Portfolio
    -  EQ/AllianceBernstein Value Portfolio
    -  EQ/BlackRock Basic Value Equity Portfolio
    -  EQ/Bond Index Portfolio
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Calvert Socially Responsible Portfolio
    -  EQ/Capital Guardian Research Portfolio
    -  EQ/Caywood-Scholl High Yield Bond Portfolio
    -  EQ/FI Mid Cap Portfolio
    -  EQ/GAMCO Mergers and Acquisitions Portfolio
    -  EQ/GAMCO Small Company Value Portfolio
    -  EQ/Government Securities Portfolio
    -  EQ/International Growth Portfolio
    -  EQ/JPMorgan Core Bond Portfolio
    -  EQ/Long Term Bond Portfolio
    -  EQ/Lord Abbett Growth and Income Portfolio
    -  EQ/Lord Abbett Mid Cap Value Portfolio
    -  EQ/Marsico Focus Portfolio
    -  EQ/Money Market Portfolio
    -  EQ/Montag & Caldwell Growth Portfolio
    -  EQ/PIMCO Real Return Portfolio
    -  EQ/Short Duration Bond Portfolio
    -  EQ/Small Company Index Portfolio
    -  EQ/T. Rowe Price Growth Stock Portfolio
    -  EQ/UBS Growth and Income Portfolio
    -  EQ/Van Kampen Emerging Markets Equity Portfolio
    -  EQ/Van Kampen Mid Cap Growth Portfolio
    -  EQ/Van Kampen Real Estate Portfolio


o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - UNDERLYING FUNDS:
    -  Contrafund(R) Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - UNDERLYING FUNDS:
    -  Franklin Income Securities Fund
    -  Franklin Rising Dividends Securities Fund
    -  Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - UNDERLYING FUNDS:
    -  Balanced Portfolio
    -  Forty Portfolio
    -  International Growth Portfolio
    -  Mid Cap Growth Portfolio
    -  Worldwide Growth Portfolio

o   MFS(R) VARIABLE INSURANCE TRUST - UNDERLYING SERIES:
    -  MFS(R) Utilities Series

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - UNDERLYING FUNDS:
    -  Oppenheimer Global Securities Fund/VA

o   PIMCO VARIABLE INSURANCE TRUST - UNDERLYING FUNDS:
    -  Global Bond Portfolio (Unhedged)
    -  StocksPLUS Growth & Income Portfolio

o   PROFUNDS - UNDERLYING FUNDS:
    -  ProFund VP Bear
    -  ProFund VP Rising Rates Opportunity
    -  ProFund VP UltraBull

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UNDERLYING FUNDS:
    -  Global Value Equity Portfolio

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/S/ Dodie Kent
--------------
    Dodie Kent